Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

October 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        Form N-14 for Eaton Vance Municipal Income Trust (the “Registrant”)

(1940 Act File No. 811-09141)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Municipal Income Trust (the “Municipal Trust”), pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the Proxy Statement/Prospectus, Statement of Additional Information, Part C and Exhibits (the “Registration Statement”). The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register Municipal Trust shares to be issued in connection with the reorganizations by and among the Municipal Trust, Eaton Vance Massachusetts Municipal Income Trust (the “Massachusetts Trust”), Eaton Vance Ohio Municipal Income Trust (the “Ohio Trust”) and Eaton Vance Pennsylvania Municipal Income Trust (the “Pennsylvania Trust” and together with the Massachusetts Trust and Ohio Trust, the “Acquired Funds”). Included in the Registration Statement, therefore, are a notice of meeting and form of proxy card, which are proposed to be used by the Acquired Funds for a joint special meeting of their shareholders to be held on December 20, 2018.

The registration fee of $136.95 has been wired through the FEDWIRE system.

It is intended that the Registration Statement will become effective on such date the Registrant shall file a further amendment which specifically states that the Registration Statement shall become effective in accordance with Section 8(a) of the 1933 Act or the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8117.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel